23. SHAREHOLDERS' EQUITY (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Feb. 22, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Issued capital		R$ 6,040,000	R$ 4,540,000
Capital increase	1,500,000	1,387,524,047
Number of share authorized to sale		2,400,000,000
Number of share issued, value	R$ 6,040,000
Treasury shares [member] | Average [member]
Disclosure of classes of share capital [line items]
Share price		R$ 31.85